Commitments and Contingencies (Minimum Future Rental Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2021	$ 809
2022	485
2023	160
2024	48
2025	41
Total	1,543
Less imputed interest	$ (128)
Weighted average term of the operating leases	28 months
Other Liabilities [Member]
Total lease liabilities	$ 1,415	$ 1,602	$ 2,052